Taxation (Details Narrative) - CAD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Statement Line Items [Line Items]
Resource tax pools	$ 4,347,000	$ 4,347,000
Domestic tax rate	27.00%	26.58%	26.00%
Effective tax rate	0.00%	0.00%	0.00%
Canada [Member]
Statement Line Items [Line Items]
Unused non-capital loss carry forwards	$ 5,826,000	$ 5,670,000
United States [Member]
Statement Line Items [Line Items]
Unused non-capital loss carry forwards	$ 48,000	$ 48,000